Fees Summary	Aug. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,022,000
Previously Paid Amount	0.00
Total Fee Amount	156.47
Total Offset Amount	0.00
Net Fee	156.47
Narrative - Max Aggregate Offering Price	$ 1,022,000
Final Prospectus	true